Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.4%)
Alphabet, Inc. - Class A *	10,067	1,044
Verizon Communications, Inc.	89,477	3,480
The Walt Disney Co. *	20,350	2,038

Total		6,562

Consumer Discretionary (1.8%)
Advance Auto Parts, Inc.	6,592	802
General Motors Co.	25,414	932
Sodexo SA	10,660	1,041

Total		2,775

Consumer Staples (16.1%)
Colgate-Palmolive Co.	37,936	2,851
Conagra Brands, Inc.	68,725	2,581
Dollar Tree, Inc. *	16,967	2,436
Henkel AG & Co. KGaA - Preference Shares	19,737	1,542
Kimberly-Clark Corp.	23,715	3,183
Koninklijke Ahold Delhaize NV	56,119	1,920
Mondelez International, Inc.	34,529	2,407
PepsiCo, Inc.	5,848	1,066
The Procter & Gamble Co.	10,447	1,553
Unilever PLC, ADR	55,045	2,859
Walmart, Inc.	12,048	1,777

Total		24,175

Energy (7.8%)
Baker Hughes	55,513	1,602
Chevron Corp.	9,637	1,573
ConocoPhillips	13,698	1,359
Exxon Mobil Corp.	40,893	4,484
TotalEnergies SE, ADR	45,760	2,702

Total		11,720

Financials (18.5%)
The Allstate Corp.	25,674	2,845
Ameriprise Financial, Inc.	4,639	1,422
The Bank of New York Mellon Corp.	64,933	2,951
Berkshire Hathaway, Inc. - Class B *	18,696	5,773
BlackRock, Inc.	2,626	1,757
The Charles Schwab Corp.	21,377	1,120
Chubb, Ltd.	5,348	1,038
JPMorgan Chase & Co.	30,853	4,020
MetLife, Inc.	13,827	801
Northern Trust Corp.	13,789	1,215
Truist Financial Corp.	70,875	2,417

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
U.S. Bancorp	68,912	2,484

Total		27,843

Health Care (21.6%)
Becton Dickinson and Co.	6,547	1,621
Cigna Corp.	3,852	984
CVS Health Corp.	14,879	1,106
Henry Schein, Inc. *	27,577	2,249
Johnson & Johnson	46,249	7,168
Medtronic PLC	72,759	5,866
Merck & Co., Inc.	10,768	1,146
Pfizer, Inc.	32,916	1,343
Quest Diagnostics, Inc.	16,747	2,369
Roche Holding AG	5,205	1,490
Universal Health Services, Inc. - Class B	16,151	2,053
Zimmer Biomet Holdings, Inc.	40,212	5,195

Total		32,590

Industrials (8.9%)
Emerson Electric Co.	17,374	1,514
Norfolk Southern Corp.	6,208	1,316
nVent Electric PLC	39,441	1,694
Oshkosh Corp.	23,741	1,975
Raytheon Technologies Corp.	43,900	4,299
Siemens AG	7,156	1,158
Southwest Airlines Co.	45,278	1,473

Total		13,429

Information Technology (7.2%)
Applied Materials, Inc.	4,878	599
Automatic Data Processing, Inc.	7,166	1,595
Cisco Systems, Inc.	54,007	2,823
F5, Inc. *	13,450	1,960
Juniper Networks, Inc.	29,412	1,012
TE Connectivity, Ltd.	11,852	1,555
Texas Instruments, Inc.	7,379	1,373

Total		10,917

Materials (3.5%)
Akzo Nobel NV	19,094	1,490
Packaging Corp. of America	15,342	2,130
Sonoco Products Co.	26,246	1,601

Total		5,221

Real Estate (0.4%)
Healthpeak Properties, Inc.	26,914	591

Total		591

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Utilities (6.2%)
Duke Energy Corp.	24,900	2,402
Edison International	22,998	1,623
Eversource Energy	15,616	1,222
Pinnacle West Capital Corp.	19,680	1,560
Xcel Energy, Inc.	37,159	2,506

Total		9,313

Total Common Stocks (Cost: $142,319)		145,136

Investment Companies (1.5%)
Investment Companies (1.5%)
iShares Russell 1000 Value ETF	14,779	2,250

Total		2,250

Total Investment Companies (Cost: $2,276)		2,250

Total Investments (97.9%) (Cost: $144,595)@		147,386

Other Assets, Less Liabilities (2.1%)		3,200

Net Assets (100.0%)		150,586

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,153	1,272	6/30/2023	$	—π	$ (1)	$ (1)
Sell	Morgan Stanley Capital Services, Inc.	EUR	7,647	8,333	6/30/2023		—	(77)	(77)
Buy	Bank of America NA	GBP	54	67	6/30/2023		—	—π	—π
Sell	Bank of America NA	GBP	2,023	2,500	6/30/2023		—	(14)	(14)

						$	—π	$ (92)	$ (92)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	—	—	—	$(92)	—	—	$(92)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $144,595 and the net unrealized appreciation of investments based on that cost was $2,699 which is comprised of $11,729 aggregate gross unrealized appreciation and $9,030 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks
Consumer Discretionary	$1,734	$1,041		$—
Consumer Staples	20,713	3,462		—
Health Care	31,100	1,490		—
Industrials	12,271	1,158		—
Materials	3,731	1,490		—
All Others	66,946	—		—
Investment Companies	2,250	—		—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	—	π	—

Total Assets:	$138,745	$8,641		$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(92)		—

Total Liabilities:	$—	$(92)		$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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